Consolidated Statements of Operations - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Net sales	$ 64,616,001	$ 73,568,738	$ 82,977,732
Cost of goods sold	44,890,865	51,772,851	54,505,370
Gross profit	19,725,136	21,795,887	28,472,362
Selling, general and administrative expenses	20,760,735	24,042,554	26,989,262
Royalty expense, net	164,463	124,271	110,193
Amortization of intangible assets	16,903	10,860	40,612
Income (loss) from operations	(1,216,965)	(2,381,798)	1,332,295
Other expense, net:
Interest expense	(620,810)	(439,921)	(413,731)
Other, net	42,680	6,656	(27,984)
Other expense, net	578,130	433,265	441,715
Income (loss) before income taxes	(1,795,095)	(2,815,063)	890,580
Total Net Income Tax Expense (Benefit)	5,899	1,482,382	267,673
Net income (loss)	(1,800,994)	(4,297,445)	622,907
Net loss attributable to noncontrolling interest	(22,172)	(41,780)	(61,320)
Net income (loss) attributable to Optical Cable Corporation	$ (1,778,822)	$ (4,255,665)	$ 684,227
Net income (loss) attributable to Optical Cable Corporation per share - basic and diluted (in dollars per share)	$ (0.28)	$ (0.69)	$ 0.10
Dividends declared per share (in dollars per share)	$ 0	$ 0.08	$ 0.08